NOTE 8 - WAR IN ISRAEL	12 Months Ended
Dec. 31, 2025
Notes
NOTE 8 - WAR IN ISRAEL

NOTE 8-WAR IN ISRAEL

In October 2023, Hamas terrorists and members of other terrorist organizations infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets, together with extensive rocket attacks on Israeli population along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attacks, the Israeli government declared war against Hamas and commenced a military campaign against these terrorists (hereinafter: "Swords of Iron War"). In parallel, clashes between Israel and Hezbollah, a terrorist organization operating in Lebanon, intensified on Israel’s northern border with Lebanon. Most recently, on February 28, 2026, Israel and the United States launched a joint attack on Iran, targeting key officials, military commanders and facilities, including the assassination of the Iran's Supreme Leader and other key officials and military commanders. These armed conflicts may further escalate into a greater regional conflict and could adversely affect our business and financial results.

As of the date of approval of the financial statements, in the Company's estimation, the "Swords of Iron War" events are not expected to have a material effect on the results of the Company's operations.